Share-based payment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment

Note 17 - Share-based payments

Common Options

The Company has a share-based payments plan for its employees. As stated in the terms of the share-based compensation plan (the “Plan”), eligible employees will obtain share-based payments pursuant to the terms of the Plan.

For the nine-month period ended September 30, 2024, the Company did not grant options under the Plan.

The following table illustrates the movements in share options under the Plan during the nine-month period ended September 30, 2024 and for the year ended December 31, 2023. Derived from the 3-for-1 share split effected in connection with the IPO, each option grants employees to acquire 3 Class C shares of BBB Foods Inc:

Number of share
options
Outstanding as of January 1, 2023	9,788,750
Granted during the year	2,090,000
Forfeited during the year	(215,000)
Outstanding as of December 31, 2023	11,663,750
Exercisable as of December 31, 2023	—
Granted during the nine-month period	—
Forfeited during the nine-month period	—
Outstanding as of September 30, 2024	11,663,750
Exercisable as of September 30, 2024	—

As of September 30, 2024, there are 11,663,750 Common Options outstanding. Of these, 5,775,625 options have vested, while 5,888,125 options remain unvested.

Exit Options

Exit Options will be paid in equity in the occurrence of an exit event, such as an IPO; therefore, the vesting period of such options represents the best estimate of the Company for the occurrence of an exit event.

The fair value of the share options vested is determined using an option pricing model and a binomial tree valuation model, which considers the Company’s share price based on future discounted cash flows. The Company awarded options to purchase Class C Shares, each share having a par value of one cent U.S. dollars (US$0.01).

For the year ended December 31, 2023 the Company granted 126,664 Exit Options to former members of the Board of Directors, that were previously granted in 2020 and forfeited in 2021. In January 2023, the Company re-granted the same number of Exit Options to such former members of the Board of Directors, which simultaneously vested in its entirety for not having the performance condition of being at the Company until the occurrence of an IPO, and the award was recognized as a new grant. The fair value of the share options vested is determined using an option pricing model and a binomial tree valuation model, which considers the Company’s share price based on future discounted cash flows. The Company awarded options to purchase Class C Shares, each share having a par value of one cent U.S. dollars (US$0.01).

The following table illustrates the movements in Exit Options during the nine-month period ended September 30, 2024 and for the year ended December 31, 2023. Derived from the 3-for-1 share split effected in connection with the IPO, each option grants employees to acquire 3 Class C shares of BBB Foods Inc:

Number of share
options
Outstanding as of January 1, 2023	2,354,994
Granted during the year	126,664
Forfeited during the year	—
Outstanding as of December 31, 2023	2,481,658
Exercisable as of December 31, 2023	—
Granted during the nine-month period	—
Forfeited during the nine-month period	—
Outstanding as of September 30, 2024	2,481,658
Exercisable as of September 30, 2024	—

As a result of the IPO (See Note 1), all the outstanding Exit Options as of September 30, 2024, have vested.

The share-based payments during the nine-month periods ended September 30, 2024 and 2023 were recognized in administrative expenses as follow:

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Options granted under the Plan	Ps.	375,280	Ps.	178,157
Exit Options		20,774		124,281
Share-based payments	Ps.	396,054	Ps.	302,438

Note 21 - Share-based payment

The Company has a share-based payments plan for its employees. As stated in the terms of the Plan, eligible employees will obtain share-based payments pursuant to the terms of the Plan.

The main assumptions for the evaluation of share-based payments are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Discounted Cash Flow – DCF:
Discount rate(2)	12.50%	15.30%	12.30%
Expected perpetuity growth	3.72%	3.98%	3.63%
Option Pricing Model – OPM:
Discount rate(2)	3.00%	7.00%	0.81%
Volatility mainly(1)	30.52%	38.05%	40.69%
Binomial tree:
Discount rate(2)	3.00%	7.00%	15.00%
Volatility mainly(1)	36.1%	39.97%	39.99%

(1)
The expected volatility is based on the historic volatility of comparable entities within the industry, with a period of time equivalent to the estimated contractual life of the share options granted by the Company.
(2)
The risk-free interest rates that were considered within the discount rates for the years 2023, 2022 and 2021 were 3.96%, 3.45% and 1.85%, respectively; which corresponded to the interpolated U.S. Constant Maturity Treasury yield as of the valuation date.

Common Options

The payment will be in equity in the 5 years following the grant date, with an initial vesting period of 2 years to obtain 25% of the incentive. Thereafter, the vesting period will be annually, at 25% through the remaining 3 years. If the employee ceases to provide services for the Company from the date on which the benefits in shares were vested, they automatically lose the right to the unvested option. The fair value is determined on the basis of the binomial tree valuation model. As of the date of valuation of each common option the expected dividend yield was 0%.

The following table illustrates the outstanding share options under the Plan and the corresponding strike prices (without taking into account the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US Dollars	Average option fair value at grant date (1)	Average fair value of share at grant date	Expiry Date, December of
	2023	2022	2021
2006	200,000	200,000	200,000	$1.50	N/A	N/A	2036
2006	157,500	157,500	157,500	$1.00	N/A	N/A	2036
2007	155,000	155,000	155,000	$1.75	N/A	N/A	2037
2008	270,000	270,000	270,000	$2.50	N/A	N/A	2038
2009	300,000	300,000	300,000	$3.25	N/A	N/A	2039
2010	360,000	360,000	360,000	$3.25	N/A	N/A	2040
2011	437,500	437,500	437,500	$4.00	N/A	N/A	2041
2012	437,500	437,500	437,500	$5.00	N/A	N/A	2042
2013	467,500	467,500	467,500	$6.00	N/A	N/A	2043
2014	493,750	493,750	493,750	$6.50	$0.03	$0.08	2044
2015	516,000	516,000	516,000	$6.50	$0.05	$0.13	2045
2016	607,750	607,750	607,750	$5.70	$0.0001	$0.0001	2046
2017	273,750	283,750	283,750	$8.15	$0.0006	$0.003	2047
2018	302,500	315,000	315,000	$9.30	$0.39	$1.08	2048
2019	282,500	297,500	297,500	$13.00	$1.23	$3.04	2049
2020	347,500	365,000	365,000	$15.00	$7.49	$13.43	2050
2021	1,645,000	1,680,000	1,680,000	$19.00	$11.26	$19.62	2051
2022	2,320,000	2,445,000	—	$29.00	$6.23	$12.53	2052
2023	2,090,000	—	—	$36.50	$28.11	$46.21	2053
	11,663,750	9,788,750	7,343,750

(1)
When the Company adopted IFRS Accounting Standards for the first time on December 31, 2020, with transition date as of January 1, 2019, it decided to apply the optional exemption permitted by IFRS 1, First-time Adoption of IFRS Reporting Standards, and did not apply the IFRS 2, Share-based Payment, for share-based payments that were vested before the transition date, but only applied IFRS 2 for share options granted in 2014 onwards, given that the vesting period of the share options is 5 years. Therefore, the fair value of the granted options from 2006 to 2013 have not been calculated nor recognized.

The following table illustrates the reconciliation in the number of share options under the Plan (without taking into account the 3-for-1 share split effected in connection with the IPO) during the years ended December 31:

	2023 Number of share options	2022 Number of share options	2021 Number of share options
Outstanding as of January 1st	9,788,750	7,343,750	5,663,750
Granted during the year	2,090,000	2,445,000	1,695,000
Forfeited during the year	(215,000)	—	(15,000)
Outstanding as of December 31st	11,663,750	9,788,750	7,343,750
Exercisable as of December 31st	—	—	—

The weighted average strike prices of the share options as of December 31, 2023, 2022, and 2021 were US$18.07, US$14.07 and US$9.10, respectively.

The weighted average remaining contractual life of options outstanding as of December 31, 2023, 2022, and 2021 were 25 years, 22 years, and 22.5 years, respectively. In addition, no options have been exercised under the Plan.

Exit Options

These options will be paid in equity in the occurrence of an exit event, such as an IPO; therefore, the vesting period of such options represents the best estimate of the Company for the occurrence of an exit event.

The fair value of the share options vested is determined using an option pricing model and a binomial tree valuation model, which considers the Company’s share price based on future discounted cash flows.

The Company awarded options to employees under the Plan, to purchase Class C Shares, each share having a par value of one cent U.S. dollars (US$ 0.01).

For the year ended December 30, 2023, the Company granted 126,664 Exit Options to former members of the Board of Directors, that were previously granted in 2020 and forfeited in 2021. In January 2023, the Company re-granted the same number of Exit Options to such former members of the Board of Directors, which simultaneously vested in its entirety for not having the performance condition of being at the Company until the occurrence of an IPO, and the award was recognized as a new grant. The fair value of the share options vested is determined using an option pricing model and a binomial tree valuation model, which considers the Company’s share price based on future discounted cash flows. The Company awarded options to purchase Class C Shares, each share having a par value of one cent U.S. dollars (US$ 0.01).

The following table illustrates the outstanding Exit Options under the Plan and the corresponding strike prices (without taking into account the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US Dollars	Fair value at grant date(1)	Expiry Date, December of
	2023	2022	2021
2020	1,011,664	1,011,664	1,011,664	$7.11	$9.11	2050
2020	1,043,330	1,043,330	1,043,330	$11.00	$8.30	2050
2021	300,000	300,000	300,000	$19.00	$11.51	2051
2023	63,332	—	—	$7.11	$8.04	2051
2023	63,332	—	—	$11.00	$7.58	2051
	2,481,658	2,354,994	2,354,994

(1)
Due to the change in the estimated date of the IPO, the fair value of the options was recalculated. Previously, the fair values of the options were US$9.07 (strike price US$7.11) and US$8.27 (strike price US$11.00) for 2020 grant, and US$11.47 (strike price US$19.00) for 2021 grant.

The following table illustrates the movements in Exit Options (without taking into account the 3-for-1 share split effected in connection with the IPO) during the years ended December 31:

	2023 Number of share options	2022 Number of share options	2021 Number of share options
Outstanding as of January 1st	2,354,994	2,354,994	2,181,658
Granted during the year	126,664	—	300,000
Forfeited during the year	—	—	(126,664)
Outstanding as of December 31st	2,481,658	2,354,994	2,354,994
Exercisable as of December 31st	—	—	—

The weighted average strike price of the Exit Options as of December 31, 2023, 2022 and 2021 was US$10.28, US$10.28 and US$10.28, respectively.

The weighted average remaining contractual life of Exit Options outstanding as of December 31, 2023, 2022 and 2021 was 27, 29 and 29 years, respectively. In addition, no options have been exercised under the Plan.

The expense recognized for employee services received during the years ended December 31, 2023, 2022 and 2021 was recognized in administrative expenses for the amounts of Ps.384,566, Ps.303,789 and Ps.142,123, respectively. The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231, respectively, in respect of Exit Options.